UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.

Date of Report (Date of earliest event reported): February 10, 2023

TALT TBM Holdings, LLC1

(Exact name of securitizer as specified in its charter)

025-04840	0001793825
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Emmanuelle E. Stewart, Esq., (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(Exact name of issuing entity as specified in its charter)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________

Central Index Key Number of issuing entity (if applicable): __________________

Central Index Key Number of underwriter (if applicable): ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]

TALT TBM Holdings, LLC, as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by automobile leases, which are outstanding during the reporting period, and for which TALT TBM Holdings, LLC is the securitizer.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On October 20, 2022, an affiliated securitizer of TALT TBM Holdings, LLC voluntarily prepaid in whole all of its asset back notes, and there is no asset-back security outstanding that was issued by TALT TBM Holdings, LLC or its affiliated securitizers. As such, TALT TBM Holdings, LLC has terminated its reporting obligation pursuant to Rule 15Ga-1(c)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TALT TBM HOLDINGS, LLC
(Securitizer)

By:	/s/ Jeffrey Munson
Name:	Jeffrey Munson
Title:	Chief Financial Officer and Treasurer

Date: February 10, 2023